Commitments and Contingencies - Additional Information (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020
Commitments And Contingencies [Line Items]
Deferred underwriting commissions	$ 8,750,000	$ 8,750,000	$ 8,750,000
Legal Fees	$ 490,000
Underwriting Agreement
Commitments And Contingencies [Line Items]
Underwriting discount description	The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.	The underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions.
Underwriting discount per unit	$ 0.20	$ 0.20
Aggregate underwriting discount	$ 5,000,000.0	$ 5,000,000.0
Deferred underwriting discount per unit	$ 0.35	$ 0.35
Deferred underwriting commissions	$ 8,800,000	$ 8,800,000
Over Allotment Option Expiration Date	Oct. 31, 2020
Underwriting Agreement | Over-Allotment Option
Commitments And Contingencies [Line Items]
Period Granted to Underwriter to Purchase Additional Units	45 days
Underwriting Agreement | Over-Allotment Option | Maximum
Commitments And Contingencies [Line Items]
Issuance of ordinary shares to Sponsor, Shares	3,750,000